UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	05/31
Date of reporting period:	02/28/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
February 28, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.5%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.9%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; MBIA, Inc.)	5.00	10/1/22	5,000,000		5,141,300
Huntsville Health Care Authority,
Revenue (Insured; MBIA, Inc.)	5.00	6/1/13	1,600,000		1,618,352
Alaska--3.2%
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/11	2,560,000		2,744,038
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000		1,765,460
Alaska Student Loan Corporation,
Student Loan Revenue (Insured;
AMBAC)	6.00	7/1/10	6,380,000	a	6,654,595
Anchorage,
Electric Utility Revenue
(Insured; MBIA, Inc.)	6.50	12/1/09	2,910,000		3,024,217
Anchorage,
GO (Schools) (Insured; FGIC)	5.88	12/1/10	2,365,000	a	2,560,988
Anchorage,
GO (Schools) (Insured; FGIC)	5.88	12/1/10	1,500,000	a	1,624,305
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/10	4,745,000	a	5,026,094
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.20	6/1/10	1,385,000	a	1,440,192
Arizona--1.9%
Arizona Transportation Board,
Highway Revenue	5.00	7/1/21	10,990,000		11,875,244
Pima County Industrial Development

Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	3,645,000		3,266,540
California--7.1%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.13	3/1/18	1,000,000		924,340
Arcadia Unified School District,
GO (Insured; FSA)	0.00	8/1/20	1,635,000	b	961,184
California,
GO (Various Purpose)	5.00	11/1/22	2,600,000		2,596,750
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/24	2,500,000		2,628,850
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	3,000,000		3,213,180
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,050,310
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	5,000,000		4,339,300
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	3,900,000		3,392,220
California Housing Finance Agency,
Home Mortgage Revenue	4.95	8/1/23	3,000,000		2,617,110
California Housing Finance Agency,
Home Mortgage Revenue	4.70	8/1/26	3,000,000		2,409,960
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,117,741
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,119,212
Clovis Unified School District,
GO (Insured; FGIC)	0.00	8/1/22	10,415,000	b	5,084,499

Coast Community College District,
GO (Insured; MBIA, Inc.)	0.00	8/1/20	1,855,000	b	1,112,666
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000		1,902,620
Port of Oakland,
Intermediate Lien Revenue
(Insured; MBIA, Inc.)	5.00	11/1/12	7,000,000		7,067,830
Rancho Mirage Joint Powers
Financing Authority, COP
(Eisenhower Medical Center)
(Insured; MBIA, Inc.)	4.88	7/1/22	2,890,000		2,551,581
Sacramento City Unified School
District, GO (Insured; FSA)	0.00	7/1/23	5,065,000	b	2,362,772
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,300,000		1,657,863
Colorado--2.4%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		5,673,033
Colorado Springs School District
Number 11, GO Improvement Bonds	6.50	12/1/10	2,000,000		2,177,500
Colorado Springs School District
Number 11, GO Improvement Bonds	6.50	12/1/11	2,040,000		2,303,364
Denver City and County,
Airport System Revenue
(Insured; MBIA, Inc.)	5.00	11/15/11	7,000,000		7,195,160
E-470 Public Highway Authority,
Senior Revenue (Insured; MBIA,
Inc.)	0.00	9/1/18	3,000,000	b	1,553,130
Connecticut--.1%
Mashantucket Western Pequot Tribe,
Special Revenue	5.60	9/1/09	1,000,000	c	988,440
District of Columbia--1.4%

District of Columbia,
GO (Insured; MBIA, Inc.)	6.00	6/1/12	3,280,000		3,638,766
District of Columbia,
HR (Children's Hospital
Obligated Group Issue)
(Insured; FSA)	5.25	7/15/18	2,000,000		2,109,300
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000		2,645,069
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000		2,735,172
Florida--17.4%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	2,725,000		2,642,051
Brevard County
Local Option Fuel Tax Revenue
(Insured; FGIC)	5.00	8/1/23	1,260,000		1,235,090
Broward County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FSA)	5.50	7/1/11	4,715,000	a	5,212,385
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program - Florida
Universities) (Insured; MBIA,
Inc.)	5.50	10/1/16	4,285,000		4,184,860
Clay County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	4.85	10/1/11	255,000		258,621
Collier County,
Gas Tax Revenue (Insured;
AMBAC)	5.25	6/1/19	2,190,000		2,322,648
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/20	3,500,000		3,778,390
Collier County School Board,
COP (Master Lease Program

Agreement) (Insured; FSA)	5.25	2/15/22	2,000,000	2,114,040
Dade County,
Water and Sewer System Revenue
(Insured; FGIC)	6.25	10/1/11	2,115,000	2,323,053
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	9,330,000	9,538,712
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	2,500,000	2,599,600
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/19	3,675,000	3,746,920
Florida Department of
Transportation, Turnpike
Revenue	5.25	7/1/23	1,945,000	2,008,815
Florida Education System,
University of Florida Housing
Revenue (Insured; FGIC)	5.00	7/1/22	2,055,000	2,113,362
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,196,900
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	2,000,000	2,094,340
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000	3,969,202
Florida Ports Financing
Commission, Revenue (State
Transportation Trust Fund -
Intermodal Program) (Insured;
FGIC)	5.50	10/1/16	1,745,000	1,754,737
Florida Water Pollution Control
Financing Corporation, Water
PCR	5.25	1/15/21	2,545,000	2,727,400
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; MBIA, Inc.)	5.00	7/1/22	1,155,000	1,272,845
Hillsborough County,
Junior Lien Utility Revenue
(Insured; AMBAC)	5.50	8/1/14	3,205,000	3,607,260
Hillsborough County School Board,

COP (Master Lease Purchase
Agreement) (Insured; MBIA,
Inc.)	5.00	7/1/16	2,625,000	2,717,190
Indian River County,
GO (Insured; MBIA, Inc.)	5.00	7/1/20	2,265,000	2,396,710
Indian Trace Development District,
Water Management Special
Benefit Assessment Bonds
(Insured; MBIA, Inc.)	5.00	5/1/20	1,500,000	1,412,415
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/14	1,500,000	1,613,775
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/15	1,500,000	1,613,775
Jacksonville,
Guaranteed Entitlement
Improvement Revenue (Insured;
FGIC)	5.38	10/1/16	3,080,000	3,239,852
Jacksonville,
Sales Tax Revenue (River City
Renaissance Project) (Insured;
FGIC)	5.13	10/1/18	2,500,000	2,501,125
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.00	9/1/17	3,465,000	2,942,963
Lee County,
Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000	2,689,625
Martin County,
Utilities System Revenue
(Insured; FGIC)	5.50	10/1/12	1,065,000	1,174,429
Martin County,
Utilities System Revenue
(Insured; FGIC)	5.50	10/1/13	1,485,000	1,654,186
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)

(Insured; AMBAC)	5.50	4/1/16	2,190,000		2,285,155
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000		2,346,939
Miami-Dade County,
Water and Sewer System Revenue
(Insured; FSA)	5.25	10/1/17	5,000,000		5,608,950
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/15	5,000,000		5,206,900
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000		5,221,100
Northern Palm Beach County
Improvement District, Water
Control and Improvement (Unit
of Development Number 5B)	5.75	8/1/09	630,000	a	646,783
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; MBIA, Inc.)	6.25	10/1/11	1,770,000		1,991,091
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	d	2,132,940
Palm Beach County,
Criminal Justice Facilities
Revenue (Insured; FGIC)	5.38	6/1/10	1,825,000		1,896,850
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.38	8/1/14	4,000,000		4,367,320
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
MBIA, Inc.)	5.00	12/1/19	580,000		598,015
Polk County,
Utility System Revenue
(Insured; FGIC)	5.25	10/1/18	2,000,000		2,077,520
Sarasota County School Board,
COP (Master Lease Program

Agreement) (Insured; FGIC)	5.00	7/1/15	1,000,000	1,057,500
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000	1,093,428
Seminole County,
Water and Sewer Revenue	5.00	10/1/22	4,530,000	4,680,532
Volusia County School Board,
Sales Tax Revenue (Insured;
FSA)	5.38	10/1/15	4,000,000	4,350,760
Georgia--3.5%
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/15	2,560,000	2,780,493
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/16	2,700,000	2,911,221
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.25	11/1/15	5,000,000	5,570,100
Georgia,
GO	5.00	7/1/24	10,000,000	10,724,400
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured;
MBIA, Inc.)	5.25	11/1/16	5,000,000	5,250,950
Hawaii--.3%
Kuakini Health System,
Special Purpose Revenue	5.50	7/1/12	2,115,000	2,052,438
Idaho--.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	1,450,000	1,498,241
Illinois--2.3%
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; CIFG)	5.50	1/1/15	6,450,000	6,912,981
Chicago Park District,
GO Limited Tax Park (Insured;

FGIC)	5.50	1/1/20	1,300,000		1,376,661
Cook County Community High School
District Number 219, GO
(Insured; FSA)	5.00	12/1/24	2,020,000		2,097,063
Illinois Health Facilities
Authority, Revenue (The
Passavant Memorial Area
Hospital Association Project)	5.65	10/1/10	4,850,000	a	5,216,029
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
MBIA, Inc.)	0/5.55	6/15/21	2,500,000	e	2,304,700
Indiana--.1%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	5/1/13	1,000,000		1,036,780
Kansas--2.4%
Burlington,
EIR (Kansas City Power and
Light Company Project)
(Insured; XLCA)	5.00	4/1/11	5,000,000		5,073,200
Wyandotte County/Kansas City
Unified Government, Tax-Exempt
Sales Tax Special Obligation
Revenue (Redevelopment Project
Area B)	4.75	12/1/16	3,800,000		3,447,208
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000		10,307,496
Kentucky--1.5%
Ashland,
PCR (Ashland Inc. Project)	5.70	11/1/09	4,000,000		4,127,880
Kentucky Asset/Liability
Commission, Project Notes
(Federal Highway Trust First
Series) (Insured; MBIA, Inc.)	5.25	9/1/18	5,000,000		5,737,550
Kentucky Municipal Power Agency,
Power System Revenue (Praire

State Project) (Insured; MBIA,
Inc.)	5.25	9/1/19	2,000,000	2,112,760
Maine--1.0%
Jay,
SWDR (International Paper
Company Projects)	4.90	11/1/17	5,780,000	4,329,971
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	3,950,000	3,819,373
Maryland--.2%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.25	1/1/22	1,000,000	874,360
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.25	1/1/23	1,250,000	1,067,337
Massachusetts--1.3%
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.60	1/1/22	6,000,000	5,142,660
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; Assured
Guaranty)	6.13	1/1/22	5,000,000	5,096,200
Michigan--2.8%
Detroit,
Water Supply System Revenue
(Insured; FSA)	5.00	7/1/22	5,000,000	4,963,650
Detroit Local Development Finance
Authority, Tax Increment
Revenue	5.20	5/1/10	3,770,000	2,720,130
Dickinson County Economic
Development Corporation, EIR
(International Paper Company
Project)	5.75	6/1/16	2,000,000	1,702,800
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,235,427
Michigan Hospital Finance

Authority, Revenue (Oakwood
Obligation Group)	5.50	11/1/11	3,500,000		3,574,270
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000		2,583,450
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.75	11/15/11	3,250,000	a	3,651,277
Minnesota--2.1%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured; FGIC)	5.00	1/1/25	5,000,000		5,044,900
Minnesota Public Facilities
Authority, Clean Water Revenue	5.00	3/1/20	7,500,000		8,288,250
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.00	11/15/17	3,000,000		2,449,830
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,000,000		816,740
Mississippi--.5%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; FGIC)	5.00	1/1/22	3,875,000		3,992,374
Missouri--.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000		3,009,394
Nevada--1.2%
Clark County School District,
Limited Tax GO	5.00	6/15/25	5,000,000		4,944,750
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic

Services, Inc. Project)	5.63	6/1/18	5,000,000	4,404,150
New Hampshire--.5%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	4,125,000	4,127,888
New Jersey--3.0%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	2,436,210
Casino Reinvestment Development
Authority, Revenue (Insured;
MBIA, Inc.)	5.25	6/1/19	5,000,000	5,023,150
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	3,300,000	3,090,780
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/16	1,000,000	918,490
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/10	1,880,000	1,905,136
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/11	1,970,000	1,989,168
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	2,810,000	2,906,608
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	5.88	6/1/21	5,000,000	5,191,100
New Mexico--1.6%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	1,500,000	1,568,370
Jicarilla,

Apache Nation Revenue	5.00	9/1/13	2,905,000		3,094,871
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000		8,049,300
New York--5.1%
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA, Inc.)	5.79	9/1/15	3,000,000	f	2,515,650
New York City,
GO	5.00	8/1/18	5,000,000		5,235,250
New York City,
GO	5.00	4/1/20	2,500,000		2,543,200
New York City,
GO	5.00	4/1/22	4,810,000		4,816,013
New York State Dormitory
Authority, Mortgage HR (The
Long Island College Hospital)
(Insured; FHA)	6.00	8/15/15	3,725,000		3,988,767
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.25	7/1/24	1,000,000		709,020
New York State Local Government
Assistance Corporation, GO	5.25	4/1/16	3,425,000		3,860,181
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue Bonds	5.50	4/1/12	3,950,000		4,348,397
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000		5,413,600
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000		2,073,100
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, L.P.
Facility)	5.45	11/15/12	2,000,000		1,870,420

Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	3,000,000	2,174,460
North Carolina--2.5%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/14	3,000,000	3,110,880
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000	1,310,484
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	918,350
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	980,100
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/16	2,540,000	2,699,410
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/17	10,000,000	10,561,200
Ohio--3.0%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	5,000,000	5,510,050
Franklin County Convention
Facilities Authority, Tax and
Lease Revenue Anticipation
Bonds	5.00	12/1/23	2,075,000	2,178,729
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	1,500,000	1,573,980
Ohio,

Major New State Infrastructure
Project Revenue	5.75	6/15/19	2,000,000		2,341,480
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG)	5.25	5/1/16	3,230,000	a	3,754,681
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000		4,084,727
Ross County,
Hospital Facilities Revenue
(Adena Health System)	5.75	12/1/22	3,835,000		3,858,815
Oregon--.8%
Washington County Unified Sewerage
Agency, Senior Lien Sewer
Revenue (Insured; FGIC)	5.75	10/1/12	5,670,000		6,298,973
Pennsylvania--5.4%
Allegheny County,
Airport Revenue (Pittsburgh
International Airport)
(Insured; MBIA, Inc.)	5.75	1/1/11	5,000,000		5,143,900
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000		1,924,400
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000		1,987,120
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	5.65	12/15/17	895,000		737,435
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000		2,715,750
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000		7,237,614
Erie Higher Education Building
Authority, College Revenue

(Mercyhurst College Project)	5.13	3/15/23	2,045,000		1,719,231
Harrisburg Authority,
Resource Recovery Facility
Revenue	0.00	12/15/10	1,420,000	b,c	1,298,420
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	5,000,000		5,234,150
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.25	1/15/15	3,660,000		3,971,063
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000		5,852,709
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	2,580,000		2,250,947
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/11	1,475,000	a	1,661,455
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	525,000		551,051
Rhode Island--.5%
Rhode Island Health and
Educational Building
Corporation, Health Facilities
Revenue (Saint Antoine
Residence Issue) (LOC; Allied
Irish Banks)	5.50	11/15/09	735,000		755,168
Rhode Island Student Loan
Authority, Student Loan
Program Revenue (Insured;
AMBAC)	4.80	12/1/21	3,600,000		3,196,152
South Carolina--3.3%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000		9,727,865
Charleston Educational Excellence
Financing Corporation,

Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project)	5.25	12/1/21	5,000,000		5,161,450
Dorchester County School District
Number 2, Installment Purchase
Revenue (Growth Remedy
Opportunity Without Tax Hike)	5.25	12/1/21	5,000,000		5,151,000
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000		1,156,047
Tobacco Settlement Revenue
Management Authority, Tobacco
Settlement Asset-Backed
Refunding Bonds	5.00	6/1/18	5,000,000		4,764,250
Tennessee--.4%
Tennessee Housing Development
Agency, Homeownership Program
Revenue	5.20	7/1/10	1,540,000		1,565,271
Tennessee Housing Development
Agency, Homeownership Program
Revenue	5.30	7/1/11	1,810,000		1,837,060
Texas--8.9%
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/17	1,935,000		1,601,135
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/18	1,125,000		894,184
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/20	1,555,000		1,167,572
Bexar County,
Revenue (Venue Project)
(Insured; MBIA, Inc.)	5.75	8/15/10	5,000,000	a	5,330,650
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	2,000,000		1,725,120
Cities of Dallas and Fort Worth,
Dallas/Fort Worth

International Airport Facility
Improvement Corporation,
Revenue (Learjet Inc. Project)	6.15	1/1/16	4,000,000	3,303,960
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; XLCA)	6.13	11/1/18	5,000,000	5,039,950
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,131,142
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Hospital
System) (Insured; FSA)	5.50	6/1/12	8,295,000	8,950,886
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	5/15/21	5,000,000	5,225,250
Houston,
Combined Utility System, First
Lien Revenue (Insured; MBIA,
Inc.)	5.25	5/15/12	2,750,000	3,016,007
Lower Colorado River Authority,
Revenue	5.75	5/15/23	2,000,000	2,092,180
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
FGIC)	5.00	5/15/20	4,200,000	4,243,554
North Texas Tollway Authority,
System Revenue	6.00	1/1/23	3,000,000	3,146,520
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	1,500,000	1,240,620
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/23	5,000,000	5,191,550
Tarrant County Health Facilities
Development Corporation,
Health Resources System

Revenue (Insured; MBIA, Inc.)	5.75	2/15/14	5,000,000		5,794,500
Tarrant County Health Facilities
Development Corporation,
Health System Revenue (Harris
Methodist Health System)	6.00	9/1/10	5,260,000		5,515,689
White Settlement Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/22	2,535,000		2,644,994
Utah--1.7%
Jordanelle Special Service
District, Special Assessment
Bonds (Improvement District
Number 1999-1)	8.00	10/1/11	2,500,000		2,598,450
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000		3,215,264
Utah Transit Authority,
Sales Tax Revenue	5.00	6/15/24	7,000,000		7,361,480
Virginia--1.3%
Peninsula Ports Authority,
Revenue (Port Facility-CSX
Transportation Project)	6.00	12/15/12	4,150,000		4,188,056
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.25	6/1/12	3,000,000	a	3,165,420
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	4.50	9/1/18	2,450,000		2,701,003
Washington--3.0%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000		5,165,650
Franklin County,
GO (Pasco School District
Number 1) (Insured; FSA)	5.25	12/1/19	5,000,000		5,415,400

Goat Hill Properties,
LR (Government Office Building
Project) (Insured; MBIA, Inc.)	5.25	12/1/20	2,360,000		2,509,931
Port of Seattle,
Limited Tax GO (Insured; FSA)	5.00	11/1/16	5,000,000		5,221,500
Port of Tacoma,
Limited Tax GO (Insured; FSA)	5.00	12/1/20	3,025,000		3,295,405
Seattle,
Municipal Light and Power
Improvements Revenue (Insured;
FSA)	5.25	3/1/10	50,000		52,173
Washington,
GO	5.75	10/1/12	15,000		16,253
Washington,
GO	5.75	10/1/12	1,895,000		1,980,976
West Virginia--.4%
West Virginia Economic Development
Authority, LR (Department of
Environmental Protection)	5.50	11/1/22	2,895,000		3,055,036
Wisconsin--.9%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.
Project) (Insured; FSA)	6.00	11/15/11	3,500,000		3,797,080
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Insured; Assured Guaranty)	5.00	7/1/19	2,950,000		3,110,333
U.S. Related--2.0%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	4,300,000	a	4,547,895
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000		1,339,515
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
MBIA, Inc.)	5.50	7/1/13	2,500,000		2,510,800
Puerto Rico Highways and
Transportation Authority,

Transportation Revenue	5.50	7/1/24	1,750,000		1,595,755
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA, Inc.)	5.25	7/1/12	2,440,000		2,442,172
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000		482,486
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/20	2,000,000		1,831,420
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	770,000		795,279
Total Long-Term Municipal Investments
(cost $768,353,663)					766,619,441
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.3%	Rate (%)	Date	Amount ($)		Value ($)
California--.1%
Irvine Reassessment District,
Limited Obligation Improvement
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	1.25	3/1/09	1,000,000	g	1,000,000
New Hampshire--.2%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; JPMorgan Chase Bank)	0.70	3/1/09	1,000,000	g	1,000,000
Total Short-Term Municipal Investments
(cost $2,000,000)					2,000,000
Total Investments (cost $770,353,663)			98.8%		768,619,441
Cash and Receivables (Net)			1.2%		8,953,584
Net Assets			100.0%		777,573,025

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities amounted to $2,286,860 or 0.3% of net assets.

d	Non-income producing--security in default.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Variable rate security--interest rate subject to periodic change.
g	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $770,353,663. Net unrealized depreciation on investments was $1,734,222 of which $19,891,470 related to appreciated investment securities and $21,625,692 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	0	768,619,441	0	768,619,441
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and any options contracts.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)